Distribution Date:	05/17/23	Wells Fargo Commercial Mortgage Trust 2021-C59
Determination Date:	05/11/23
Next Distribution Date:	06/16/23
Record Date:	04/28/23	Commercial Mortgage Pass-Through Certificates
Series 2021-C59

Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Exchangeable Certificate Factor Detail	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Additional Information	7	Special Servicer	Argentic Services Company LP
Bond / Collateral Reconciliation - Cash Flows	8		Andrew Hundertmark	(469) 609-2001	ahundertmark@argenticservices.com
Bond / Collateral Reconciliation - Balances	9		500 North Central Expressway, Suite 261 | Plano, TX 75074 | United States
Current Mortgage Loan and Property Stratification	10-14	Asset Representations	Pentalpha Surveillance LLC
		Reviewer & Operating
Mortgage Loan Detail (Part 1)	15-17	Advisor
Mortgage Loan Detail (Part 2)	18-20		Don Simon	(203) 660-6100
Principal Prepayment Detail	21		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Historical Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	23		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	24				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	25
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	26
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Modified Loan Detail	27		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	28
Historical Bond / Collateral Loss Reconciliation Detail	29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95003CAA8	0.601000%	21,533,000.00	13,829,963.42	366,449.40	6,926.51	0.00	0.00	373,375.91	13,463,514.02	30.30%	30.00%
A-2	95003CAB6	1.354000%	17,221,000.00	17,221,000.00	0.00	19,431.03	0.00	0.00	19,431.03	17,221,000.00	30.30%	30.00%
A-3	95003CAC4	1.958000%	24,500,000.00	24,500,000.00	0.00	39,975.83	0.00	0.00	39,975.83	24,500,000.00	30.30%	30.00%
A-SB	95003CAD2	2.298000%	25,376,000.00	25,376,000.00	0.00	48,595.04	0.00	0.00	48,595.04	25,376,000.00	30.30%	30.00%
A-4	95003CAE0	2.343000%	154,489,000.00	154,489,000.00	0.00	301,639.77	0.00	0.00	301,639.77	154,489,000.00	30.30%	30.00%
A-5	95003CAJ9	2.626000%	335,118,000.00	335,118,000.00	0.00	733,349.89	0.00	0.00	733,349.89	335,118,000.00	30.30%	30.00%
A-S	95003CAN0	2.883000%	56,791,000.00	56,791,000.00	0.00	136,440.38	0.00	0.00	136,440.38	56,791,000.00	23.35%	23.13%
B	95003CAS9	3.034000%	41,302,000.00	41,302,000.00	0.00	104,425.22	0.00	0.00	104,425.22	41,302,000.00	18.30%	18.13%
C	95003CAW0	3.284000%	39,238,000.00	39,238,000.00	0.00	107,381.33	0.00	0.00	107,381.33	39,238,000.00	13.51%	13.38%
D	95003CBE9	2.500000%	25,814,000.00	25,814,000.00	0.00	53,779.17	0.00	0.00	53,779.17	25,814,000.00	10.35%	10.25%
E	95003CBG4	2.500000%	19,619,000.00	19,619,000.00	0.00	40,872.92	0.00	0.00	40,872.92	19,619,000.00	7.95%	7.88%
F	95003CBJ8	2.625000%	21,684,000.00	21,684,000.00	0.00	47,433.75	0.00	0.00	47,433.75	21,684,000.00	5.30%	5.25%
G-RR	95003CBL3	3.949120%	9,293,000.00	9,293,000.00	0.00	30,582.64	0.00	0.00	30,582.64	9,293,000.00	4.17%	4.13%
H-RR*	95003CBN9	3.949120%	34,075,065.00	34,075,065.00	0.00	83,160.47	0.00	0.00	83,160.47	34,075,065.00	0.00%	0.00%
V	95003CBQ2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95003CBS8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			826,053,065.00	818,350,028.42	366,449.40	1,753,993.95	0.00	0.00	2,120,443.35	817,983,579.02

X-A	95003CBU3	1.530506%	578,237,000.00	570,533,963.42	0.00	727,671.16	0.00	0.00	727,671.16	570,167,514.02
X-B	95003CBV1	0.906134%	137,331,000.00	137,331,000.00	0.00	103,700.24	0.00	0.00	103,700.24	137,331,000.00
X-D	95003CBA7	1.449120%	45,433,000.00	45,433,000.00	0.00	54,864.89	0.00	0.00	54,864.89	45,433,000.00
X-F	95003CBC3	1.324120%	21,684,000.00	21,684,000.00	0.00	23,926.85	0.00	0.00	23,926.85	21,684,000.00
Notional SubTotal			782,685,000.00	774,981,963.42	0.00	910,163.14	0.00	0.00	910,163.14	774,615,514.02

Deal Distribution Total					366,449.40	2,664,157.09	0.00	0.00	3,030,606.49

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95003CAA8	642.26830539	17.01803743	0.32166953	0.00000000	0.00000000	0.00000000	0.00000000	17.33970696	625.25026796
A-2	95003CAB6	1,000.00000000	0.00000000	1.12833343	0.00000000	0.00000000	0.00000000	0.00000000	1.12833343	1,000.00000000
A-3	95003CAC4	1,000.00000000	0.00000000	1.63166653	0.00000000	0.00000000	0.00000000	0.00000000	1.63166653	1,000.00000000
A-SB	95003CAD2	1,000.00000000	0.00000000	1.91500000	0.00000000	0.00000000	0.00000000	0.00000000	1.91500000	1,000.00000000
A-4	95003CAE0	1,000.00000000	0.00000000	1.95249998	0.00000000	0.00000000	0.00000000	0.00000000	1.95249998	1,000.00000000
A-5	95003CAJ9	1,000.00000000	0.00000000	2.18833333	0.00000000	0.00000000	0.00000000	0.00000000	2.18833333	1,000.00000000
A-S	95003CAN0	1,000.00000000	0.00000000	2.40250004	0.00000000	0.00000000	0.00000000	0.00000000	2.40250004	1,000.00000000
B	95003CAS9	1,000.00000000	0.00000000	2.52833325	0.00000000	0.00000000	0.00000000	0.00000000	2.52833325	1,000.00000000
C	95003CAW0	1,000.00000000	0.00000000	2.73666675	0.00000000	0.00000000	0.00000000	0.00000000	2.73666675	1,000.00000000
D	95003CBE9	1,000.00000000	0.00000000	2.08333346	0.00000000	0.00000000	0.00000000	0.00000000	2.08333346	1,000.00000000
E	95003CBG4	1,000.00000000	0.00000000	2.08333350	0.00000000	0.00000000	0.00000000	0.00000000	2.08333350	1,000.00000000
F	95003CBJ8	1,000.00000000	0.00000000	2.18750000	0.00000000	0.00000000	0.00000000	0.00000000	2.18750000	1,000.00000000
G-RR	95003CBL3	1,000.00000000	0.00000000	3.29093296	0.00000000	0.00000000	0.00000000	0.00000000	3.29093296	1,000.00000000
H-RR	95003CBN9	1,000.00000000	0.00000000	2.44050804	0.85042538	2.47536989	0.00000000	0.00000000	2.44050804	1,000.00000000
V	95003CBQ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95003CBS8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95003CBU3	986.67840941	0.00000000	1.25843064	0.00000000	0.00000000	0.00000000	0.00000000	1.25843064	986.04467376
X-B	95003CBV1	1,000.00000000	0.00000000	0.75511166	0.00000000	0.00000000	0.00000000	0.00000000	0.75511166	1,000.00000000
X-D	95003CBA7	1,000.00000000	0.00000000	1.20759998	0.00000000	0.00000000	0.00000000	0.00000000	1.20759998	1,000.00000000
X-F	95003CBC3	1,000.00000000	0.00000000	1.10343341	0.00000000	0.00000000	0.00000000	0.00000000	1.10343341	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	04/01/23 - 04/30/23	30	0.00	6,926.51	0.00	6,926.51	0.00	0.00	0.00	6,926.51	0.00
A-2	04/01/23 - 04/30/23	30	0.00	19,431.03	0.00	19,431.03	0.00	0.00	0.00	19,431.03	0.00
A-3	04/01/23 - 04/30/23	30	0.00	39,975.83	0.00	39,975.83	0.00	0.00	0.00	39,975.83	0.00
A-SB	04/01/23 - 04/30/23	30	0.00	48,595.04	0.00	48,595.04	0.00	0.00	0.00	48,595.04	0.00
A-4	04/01/23 - 04/30/23	30	0.00	301,639.77	0.00	301,639.77	0.00	0.00	0.00	301,639.77	0.00
A-5	04/01/23 - 04/30/23	30	0.00	733,349.89	0.00	733,349.89	0.00	0.00	0.00	733,349.89	0.00
X-A	04/01/23 - 04/30/23	30	0.00	727,671.16	0.00	727,671.16	0.00	0.00	0.00	727,671.16	0.00
X-B	04/01/23 - 04/30/23	30	0.00	103,700.24	0.00	103,700.24	0.00	0.00	0.00	103,700.24	0.00
X-D	04/01/23 - 04/30/23	30	0.00	54,864.89	0.00	54,864.89	0.00	0.00	0.00	54,864.89	0.00
X-F	04/01/23 - 04/30/23	30	0.00	23,926.85	0.00	23,926.85	0.00	0.00	0.00	23,926.85	0.00
A-S	04/01/23 - 04/30/23	30	0.00	136,440.38	0.00	136,440.38	0.00	0.00	0.00	136,440.38	0.00
B	04/01/23 - 04/30/23	30	0.00	104,425.22	0.00	104,425.22	0.00	0.00	0.00	104,425.22	0.00
C	04/01/23 - 04/30/23	30	0.00	107,381.33	0.00	107,381.33	0.00	0.00	0.00	107,381.33	0.00
D	04/01/23 - 04/30/23	30	0.00	53,779.17	0.00	53,779.17	0.00	0.00	0.00	53,779.17	0.00
E	04/01/23 - 04/30/23	30	0.00	40,872.92	0.00	40,872.92	0.00	0.00	0.00	40,872.92	0.00
F	04/01/23 - 04/30/23	30	0.00	47,433.75	0.00	47,433.75	0.00	0.00	0.00	47,433.75	0.00
G-RR	04/01/23 - 04/30/23	30	0.00	30,582.64	0.00	30,582.64	0.00	0.00	0.00	30,582.64	0.00
H-RR	04/01/23 - 04/30/23	30	55,188.47	112,138.77	0.00	112,138.77	28,978.30	0.00	0.00	83,160.47	84,348.39
Totals			55,188.47	2,693,135.39	0.00	2,693,135.39	28,978.30	0.00	0.00	2,664,157.09	84,348.39

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 31

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
A-4-X1	95003CAG5	N/A	154,489,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-1	95003CBW9	N/A	154,489,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X2	95003CAH3	N/A	154,489,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-2	95003CAF7	N/A	154,489,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-X1	95003CAL4	N/A	335,118,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-X2	95003CAM2	N/A	335,118,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-1	95003CBX7	N/A	335,118,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-2	95003CAK6	N/A	335,118,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	95003CAQ3	N/A	56,791,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	95003CAR1	N/A	56,791,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	95003CAU4	N/A	41,302,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	95003CAV2	N/A	41,302,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-1	95003CBY5	N/A	56,791,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	95003CAP5	N/A	56,791,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	95003CAY6	N/A	39,238,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	95003CAZ3	N/A	39,238,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-1	95003CAT7	N/A	41,302,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	95003CBZ2	N/A	41,302,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4 (Exch)	95003CAE0	2.343000%	154,489,000.00	154,489,000.00	0.00	301,639.77	0.00	0.00	301,639.77	154,489,000.00
C-1	95003CCA6	N/A	39,238,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	95003CAX8	N/A	39,238,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5 (Exch)	95003CAJ9	2.626000%	335,118,000.00	335,118,000.00	0.00	733,349.89	0.00	0.00	733,349.89	335,118,000.00
A-S (Exch)	95003CAN0	2.883000%	56,791,000.00	56,791,000.00	0.00	136,440.38	0.00	0.00	136,440.38	56,791,000.00
B (Exch)	95003CAS9	3.034000%	41,302,000.00	41,302,000.00	0.00	104,425.22	0.00	0.00	104,425.22	41,302,000.00
C (Exch)	95003CAW0	3.284000%	39,238,000.00	39,238,000.00	0.00	107,381.33	0.00	0.00	107,381.33	39,238,000.00
Exchangeable Certificates Total			3,134,690,000.00	626,938,000.00	0.00	1,383,236.59	0.00	0.00	1,383,236.59	626,938,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 31

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-4-1	95003CBW9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-2	95003CAF7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-1	95003CBX7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-2	95003CAK6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-1	95003CBY5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-2	95003CAP5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-1	95003CAT7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-2	95003CBZ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4 (Exch)	95003CAE0	1,000.00000000	0.00000000	1.95249998	0.00000000	0.00000000	0.00000000	0.00000000	1.95249998	1,000.00000000
C-1	95003CCA6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-2	95003CAX8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5 (Exch)	95003CAJ9	1,000.00000000	0.00000000	2.18833333	0.00000000	0.00000000	0.00000000	0.00000000	2.18833333	1,000.00000000
A-S (Exch)	95003CAN0	1,000.00000000	0.00000000	2.40250004	0.00000000	0.00000000	0.00000000	0.00000000	2.40250004	1,000.00000000
B (Exch)	95003CAS9	1,000.00000000	0.00000000	2.52833325	0.00000000	0.00000000	0.00000000	0.00000000	2.52833325	1,000.00000000
C (Exch)	95003CAW0	1,000.00000000	0.00000000	2.73666675	0.00000000	0.00000000	0.00000000	0.00000000	2.73666675	1,000.00000000

Notional Certificates
A-4-X1	95003CAG5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-X2	95003CAH3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-X1	95003CAL4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-X2	95003CAM2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X1	95003CAQ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X2	95003CAR1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X1	95003CAU4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X2	95003CAV2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X1	95003CAY6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X2	95003CAZ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 31

	Additional Information
Total Available Distribution Amount (1)	3,030,606.49
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,704,352.90	Master Servicing Fee	3,306.82
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,861.26
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	340.98
ARD Interest	0.00	Operating Advisor Fee	1,213.89
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	204.59
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,704,352.90	Total Fees	11,217.54

Principal		Expenses/Reimbursements
Scheduled Principal	366,449.40	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	23,836.77
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	5,141.53
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	366,449.40	Total Expenses/Reimbursements	28,978.30

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,664,157.09
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	366,449.40
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,030,606.49
Total Funds Collected	3,070,802.30	Total Funds Distributed	3,070,802.33

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	818,350,029.01	818,350,029.01	Beginning Certificate Balance	818,350,028.42
(-) Scheduled Principal Collections	366,449.40	366,449.40	(-) Principal Distributions	366,449.40
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	817,983,579.61	817,983,579.61	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	818,489,206.59	818,489,206.59	Ending Certificate Balance	817,983,579.02
Ending Actual Collateral Balance	818,142,811.88	818,142,811.88

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.59)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.59)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.95%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
2,000,000 or less	1	1,200,000.00	0.15%	94	4.5100	2.060000	1.30 or less	4	54,664,786.35	6.68%	93	4.4120	1.120385
2,000,001 to 3,000,000	7	17,327,724.27	2.12%	88	4.2446	2.338730	1.31 to 1.40	3	34,077,336.57	4.17%	95	4.4984	1.375305
3,000,001 to 4,000,000	3	10,257,092.35	1.25%	95	4.2970	2.109429	1.41 to 1.50	3	57,227,913.32	7.00%	92	4.5326	1.443439
4,000,001 to 5,000,000	4	18,113,394.81	2.21%	94	4.6491	1.730569	1.51 to 1.60	1	4,135,129.88	0.51%	95	5.7000	1.600000
5,000,001 to 6,000,000	6	32,500,128.84	3.97%	94	4.2029	2.042091	1.61 to 1.70	5	33,057,032.51	4.04%	94	4.1694	1.634661
6,000,001 to 7,000,000	7	47,086,941.18	5.76%	94	4.0962	2.298223	1.71 to 1.80	3	50,265,528.22	6.15%	72	4.7359	1.757002
7,000,001 to 8,000,000	4	29,480,000.00	3.60%	95	4.2753	2.557422	1.81 to 1.90	3	21,897,888.93	2.68%	93	4.2736	1.849815
8,000,001 to 9,000,000	4	34,691,095.13	4.24%	94	4.0426	1.888231	1.91 to 2.00	7	60,201,951.07	7.36%	94	3.8197	1.960693
9,000,001 to 10,000,000	1	9,481,362.36	1.16%	95	3.6700	1.610000	2.01 to 2.50	22	224,127,485.65	27.40%	90	4.0159	2.219152
10,000,001 to 15,000,000	9	104,878,054.67	12.82%	92	4.2097	1.710770	2.51 to 4.00	12	229,928,527.11	28.11%	93	3.6982	2.973163
15,000,001 to 20,000,000	5	83,182,980.52	10.17%	81	4.2116	2.428923	4.01 or greater	1	48,400,000.00	5.92%	93	2.4050	5.030000
20,000,001 to 30,000,000	8	198,284,805.48	24.24%	90	4.1241	2.118106	Totals	64	817,983,579.61	100.00%	91	3.9654	2.350502
30,000,001 to 50,000,000	4	163,600,000.00	20.00%	92	3.5108	2.929377
50,000,001 or greater	1	67,900,000.00	8.30%	95	3.2680	3.170000
Totals	64	817,983,579.61	100.00%	91	3.9654	2.350502
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 31

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Arizona	3	37,325,000.00	4.56%	95	4.2950	2.440623	Virginia	4	39,867,264.18	4.87%	94	4.4320	1.603864
Arkansas	1	9,049,995.49	1.11%	91	3.7175	2.240000	Washington	1	48,400,000.00	5.92%	93	2.4050	5.030000
California	9	140,408,362.36	17.17%	88	3.7831	2.353416	West Virginia	2	21,652,271.75	2.65%	95	4.0102	2.554765
Florida	6	36,751,772.96	4.49%	64	4.7322	2.033675	Totals	99	817,983,579.61	100.00%	91	3.9654	2.350502
Georgia	5	23,948,121.02	2.93%	88	4.2650	2.547412
									Property Type³
Illinois	10	30,806,670.03	3.77%	95	4.4326	1.825115
Indiana	5	20,120,128.84	2.46%	94	4.3206	1.774557		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Iowa	2	14,908,328.07	1.82%	92	3.8285	2.172890		Properties	Balance	Agg. Bal.			DSCR¹
Kansas	2	7,894,930.09	0.97%	93	4.2443	1.900156	Industrial	18	127,579,567.91	15.60%	94	4.2070	1.939403
Kentucky	1	1,104,260.43	0.13%	91	4.3700	1.750000	Lodging	8	56,113,656.98	6.86%	87	4.0005	2.814955
Louisiana	4	27,205,442.90	3.33%	93	4.6129	1.217357	Mixed Use	5	42,843,020.38	5.24%	93	4.2805	1.335318
Maryland	3	34,307,041.23	4.19%	94	4.1148	2.038575	Mobile Home Park	4	16,103,876.14	1.97%	92	3.9554	2.150735
Michigan	16	82,292,190.99	10.06%	94	3.7741	2.167507	Multi-Family	17	106,380,715.67	13.01%	94	4.1146	2.195626
Missouri	1	2,350,000.00	0.29%	94	5.0000	1.640000	Office	12	297,208,083.14	36.33%	88	3.5976	2.746813
Nevada	2	36,500,000.00	4.46%	82	3.5580	2.590000	Other	1	6,500,000.00	0.79%	93	4.7200	2.430000
New Jersey	1	7,000,000.00	0.86%	94	3.8100	1.860000	Retail	25	133,742,159.30	16.35%	93	4.2556	2.031724
New Mexico	1	5,800,000.00	0.71%	94	4.0980	1.990000	Self Storage	9	31,512,500.00	3.85%	94	4.0804	2.848969
New York	7	68,600,000.00	8.39%	95	4.6189	1.716669	Totals	99	817,983,579.61	100.00%	91	3.9654	2.350502
North Carolina	3	8,563,129.88	1.05%	94	4.8716	1.801669
Ohio	2	3,626,418.97	0.44%	93	4.4057	2.096899
Pennsylvania	4	89,072,618.56	10.89%	95	3.5068	2.791271
Puerto Rico	1	7,660,000.00	0.94%	95	4.4100	2.020000
South Carolina	1	3,869,631.78	0.47%	95	4.5900	3.670000
Tennessee	1	3,100,000.00	0.38%	94	4.0980	2.000000
Texas	1	5,800,000.00	0.71%	95	4.0000	2.290000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.250% or less	1	48,400,000.00	5.92%	93	2.4050	5.030000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.251% to 3.500%	3	88,175,000.00	10.78%	95	3.2884	3.099742	13 months to 24 months	1	7,550,000.00	0.92%	96	3.9100	3.390000
	3.501% to 3.750%	7	144,909,681.48	17.72%	91	3.5915	2.208240	25 months to 36 months	58	755,237,838.56	92.33%	92	3.9817	2.340250
	3.751% to 4.000%	14	148,771,119.52	18.19%	94	3.8977	2.352038	37 months to 48 months	5	55,195,741.05	6.75%	82	3.7504	2.348589
	4.001% to 4.250%	10	108,752,962.82	13.30%	86	4.0866	2.011250	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	17	116,364,732.25	14.23%	93	4.4029	1.993724	Totals	64	817,983,579.61	100.00%	91	3.9654	2.350502
	4.501% to 4.750%	6	74,700,219.58	9.13%	94	4.6519	1.996937
	4.751% to 5.000%	4	69,897,412.18	8.55%	79	4.8411	1.576359
	5.001% to 5.500%	1	13,877,321.90	1.70%	95	5.1000	1.390000
	5.501% or greater	1	4,135,129.88	0.51%	95	5.7000	1.600000
	Totals	64	817,983,579.61	100.00%	91	3.9654	2.350502
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	57 months or less	1	17,597,412.18	2.15%	33	4.9775	1.770000	Interest Only	28	489,002,500.00	59.78%	92	3.7387	2.666805
58 months to 83 months		6	79,695,741.05	9.74%	75	3.8410	2.339800	298 months or less	2	13,616,492.24	1.66%	95	4.2865	1.606963
	84 months or greater	57	720,690,426.38	88.11%	94	3.9545	2.365859	299 months to 344 months	34	315,364,587.37	38.55%	90	4.3031	1.892147
	Totals	64	817,983,579.61	100.00%	91	3.9654	2.350502	345 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	64	817,983,579.61	100.00%	91	3.9654	2.350502
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		2	20,564,263.08	2.51%	94	4.6504	1.578600			No outstanding loans in this group
	12 months or less	60	784,005,090.84	95.85%	91	3.9500	2.379708
	13 months to 24 months	2	13,414,225.69	1.64%	83	3.8168	1.826855
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	64	817,983,579.61	100.00%	91	3.9654	2.350502
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310957093	OF	Philadelphia	PA	Actual/360	3.268%	184,914.33	0.00	0.00	N/A	04/11/31	--	67,900,000.00	67,900,000.00	05/11/23
2	301741523	OF	Seattle	WA	Actual/360	2.405%	97,001.67	0.00	0.00	N/A	02/06/31	--	48,400,000.00	48,400,000.00	05/06/23
3	301741530	IN	West Nyack	NY	Actual/360	4.775%	163,145.83	0.00	0.00	N/A	04/06/31	--	41,000,000.00	41,000,000.00	05/06/23
4	883101134	OF	Novi	MI	Actual/360	3.510%	110,272.50	0.00	0.00	N/A	04/06/31	--	37,700,000.00	37,700,000.00	05/06/23
5	324750005	LO	Las Vegas	NV	Actual/360	3.558%	108,222.50	0.00	0.00	03/05/30	03/05/32	--	36,500,000.00	36,500,000.00	05/05/23
6	307331234	MF	Torrance	CA	Actual/360	3.890%	97,250.00	0.00	0.00	N/A	04/06/31	--	30,000,000.00	30,000,000.00	05/06/23
7	324750007	IN	Various	Various	Actual/360	3.717%	68,182.94	37,909.93	0.00	N/A	12/06/30	--	22,009,287.87	21,971,377.94	05/05/23
7A	324750107				Actual/360	3.717%	20,751.33	11,537.80	0.00	N/A	12/06/30	--	6,698,478.98	6,686,941.18	05/06/23
8	310957179	OF	Phoenix	AZ	Actual/360	4.474%	102,529.17	0.00	0.00	N/A	04/11/31	--	27,500,000.00	27,500,000.00	05/11/23
9	310956382	OF	San Francisco	CA	Actual/360	3.584%	81,147.73	0.00	0.00	N/A	03/11/31	--	27,170,000.00	27,170,000.00	05/11/23
10	301741524	Various Metairie		LA	Actual/360	4.635%	95,324.03	35,934.20	0.00	N/A	03/06/31	--	24,679,361.74	24,643,427.54	12/06/22
11	301741532	OF	San Diego	CA	Actual/360	4.045%	82,585.42	0.00	0.00	N/A	04/06/28	--	24,500,000.00	24,500,000.00	05/06/23
12	300572157	RT	Burke	VA	Actual/360	4.720%	86,533.33	0.00	0.00	N/A	02/06/31	--	22,000,000.00	22,000,000.00	05/06/23
13	300572173	RT	Charleston	WV	Actual/360	3.990%	68,162.50	0.00	0.00	N/A	04/06/31	--	20,500,000.00	20,500,000.00	05/06/23
14	324750014	OF	Jacksonville	FL	Actual/360	4.978%	73,093.63	24,357.79	0.00	N/A	02/06/26	--	17,621,769.97	17,597,412.18	05/06/23
15	324750015	MF	San Pedro	CA	Actual/360	3.350%	50,250.00	0.00	0.00	N/A	02/06/31	--	18,000,000.00	18,000,000.00	05/06/23
16	301741526	IN	Halethorpe	MD	Actual/360	4.150%	57,883.85	0.00	0.00	N/A	03/06/31	--	16,737,500.00	16,737,500.00	05/06/23
17	301741535	LO	Various	Various	Actual/360	4.590%	59,291.95	22,635.56	0.00	N/A	04/06/31	--	15,501,162.67	15,478,527.11	05/06/23
18	324750018	MU	Bethesda	MD	Actual/360	4.030%	51,699.88	24,963.56	0.00	N/A	02/06/31	--	15,394,504.79	15,369,541.23	05/06/23
19	307331230	OF	Herndon	VA	Actual/360	4.020%	50,124.80	24,053.40	0.00	N/A	04/06/31	--	14,962,626.86	14,938,573.46	05/06/23
20	300572176	MF	Macomb	IL	Actual/360	5.100%	59,057.60	18,584.22	0.00	N/A	04/06/31	--	13,895,906.12	13,877,321.90	05/06/23
21	300572141	RT	Bensalem	PA	Actual/360	4.450%	44,667.30	18,297.55	0.00	N/A	01/06/31	--	12,045,115.13	12,026,817.58	05/06/23
22	301741494	RT	Athens	GA	Actual/360	3.900%	36,270.09	20,801.76	0.00	N/A	02/06/30	--	11,160,027.45	11,139,225.69	05/06/23
23	300572172	MH	Chico	CA	Actual/360	3.790%	35,373.33	0.00	0.00	N/A	03/06/31	--	11,200,000.00	11,200,000.00	05/06/23
24	300572137	RT	Various	Various	Actual/360	4.370%	38,909.91	16,527.92	0.00	N/A	12/06/30	--	10,684,643.96	10,668,116.04	05/06/23
25	310956915	OF	Ontario	CA	Actual/360	3.789%	33,153.75	0.00	0.00	N/A	04/11/31	--	10,500,000.00	10,500,000.00	05/11/23
26	300572164	MU	Brooklyn	NY	Actual/360	4.170%	35,792.50	0.00	0.00	N/A	02/06/31	--	10,300,000.00	10,300,000.00	05/06/23
27	324750027	RT	Various	Various	Actual/360	4.098%	34,928.62	0.00	0.00	N/A	03/06/31	--	10,228,000.00	10,228,000.00	05/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
28	300572179	IN	Valencia	CA	Actual/360	3.670%	29,064.19	21,914.52	0.00	N/A	04/06/31	--	9,503,276.88	9,481,362.36	05/06/23
29	324750029	IN	Dearborn	MI	Actual/360	3.924%	28,978.57	14,541.50	0.00	N/A	03/06/31	--	8,861,946.72	8,847,405.22	05/06/23
30	307331218	IN	Detroit	MI	Actual/360	4.300%	31,216.06	13,569.81	0.00	N/A	01/06/31	--	8,711,458.74	8,697,888.93	05/06/23
31	883101130	MF	Chicago	IL	Actual/360	3.958%	29,685.00	0.00	0.00	N/A	04/06/31	--	9,000,000.00	9,000,000.00	05/06/23
32	301741536	OF	Philadelphia	PA	Actual/360	3.990%	27,126.19	12,451.44	0.00	N/A	04/06/31	--	8,158,252.42	8,145,800.98	05/06/23
33	307331229	RT	Bayamón	PR	Actual/360	4.410%	28,150.50	0.00	0.00	N/A	04/06/31	--	7,660,000.00	7,660,000.00	05/06/23
34	301741537	RT	Sedona	AZ	Actual/360	3.910%	24,600.42	0.00	0.00	N/A	05/06/31	--	7,550,000.00	7,550,000.00	05/06/23
35	300572178	SS	Various	Various	Actual/360	4.440%	26,825.00	0.00	0.00	N/A	04/06/31	--	7,250,000.00	7,250,000.00	05/06/23
36	324750036	RT	Fort Wayne	IN	Actual/360	4.351%	25,453.35	0.00	0.00	N/A	03/06/31	--	7,020,000.00	7,020,000.00	05/06/23
37	301741525	IN	Mahwah	NJ	Actual/360	3.810%	22,225.00	0.00	0.00	N/A	03/06/31	--	7,000,000.00	7,000,000.00	05/06/23
38	310957380	SS	Oak Park	MI	Actual/360	3.807%	22,207.50	0.00	0.00	N/A	04/11/31	--	7,000,000.00	7,000,000.00	05/11/23
39	310957378	SS	Farmington Hills	MI	Actual/360	3.807%	22,207.50	0.00	0.00	N/A	04/11/31	--	7,000,000.00	7,000,000.00	05/11/23
40	324750040	MF	San Francisco	CA	Actual/360	4.158%	23,217.18	0.00	0.00	N/A	04/06/31	--	6,700,000.00	6,700,000.00	05/06/23
41	300572163	98	New York	NY	Actual/360	4.720%	25,566.67	0.00	0.00	N/A	02/06/31	--	6,500,000.00	6,500,000.00	05/06/23
42	300572169	MF	Largo	FL	Actual/360	4.760%	24,593.33	0.00	0.00	N/A	03/06/31	--	6,200,000.00	6,200,000.00	05/06/23
43	883101129	SS	Fort Myers	FL	Actual/360	4.397%	21,435.38	0.00	0.00	N/A	04/06/31	--	5,850,000.00	5,850,000.00	05/06/23
44	301741533	RT	Katy	TX	Actual/360	4.000%	19,333.33	0.00	0.00	N/A	04/06/31	--	5,800,000.00	5,800,000.00	05/06/23
45	301741531	MF	Marion	IN	Actual/360	4.270%	18,750.87	8,123.70	0.00	N/A	04/06/31	--	5,269,564.91	5,261,441.21	05/06/23
46	324750046	RT	Burbank	IL	Actual/360	3.618%	16,279.20	0.00	0.00	03/06/31	01/06/38	--	5,400,000.00	5,400,000.00	05/06/23
47	324750047	MF	Indianapolis	IN	Actual/360	3.964%	16,837.23	8,355.91	0.00	N/A	02/06/31	--	5,097,043.54	5,088,687.63	05/06/23
48	300572166	RT	Various	Various	Actual/360	5.000%	21,250.00	0.00	0.00	N/A	03/06/31	--	5,100,000.00	5,100,000.00	05/06/23
49	300572170	MF	Kansas City	KS	Actual/360	4.570%	18,605.45	7,192.63	0.00	N/A	03/06/31	--	4,885,457.56	4,878,264.93	05/06/23
50	300572175	MF	New Rochelle	NY	Actual/360	4.320%	17,100.00	0.00	0.00	N/A	04/06/31	--	4,750,000.00	4,750,000.00	05/06/23
51	324750051	RT	Coralville	IA	Actual/360	4.098%	14,855.25	0.00	0.00	N/A	03/06/31	--	4,350,000.00	4,350,000.00	05/06/23
52	300572181	LO	Nags Head	NC	Actual/360	5.700%	19,676.28	7,245.52	0.00	N/A	04/06/31	--	4,142,375.40	4,135,129.88	05/06/23
53	324750053	IN	Astoria	NY	Actual/360	4.457%	14,300.50	0.00	0.00	N/A	04/06/31	--	3,850,000.00	3,850,000.00	05/06/23
54	883101132	IN	Holland	MI	Actual/360	4.297%	11,860.35	5,082.96	0.00	N/A	04/06/31	--	3,312,175.31	3,307,092.35	05/06/23
55	324750055	RT	Germantown	TN	Actual/360	4.098%	10,586.50	0.00	0.00	N/A	03/06/31	--	3,100,000.00	3,100,000.00	05/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
56	324750056	OF	Lakeport	CA	Actual/360	4.482%	10,670.90	0.00	0.00	N/A	01/06/30	--	2,857,000.00	2,857,000.00	05/06/23
57	300572183	MH	Various	LA	Actual/360	4.400%	9,409.13	4,111.41	0.00	N/A	04/11/30	--	2,566,126.77	2,562,015.36	05/11/23
58	883101133	MF	Miami Beach	FL	Actual/360	4.380%	9,581.25	0.00	0.00	N/A	04/06/31	--	2,625,000.00	2,625,000.00	05/06/23
59	307331228	MU	Lake Zurich	IL	Actual/360	4.200%	8,866.61	3,970.09	0.00	N/A	03/06/31	--	2,533,318.22	2,529,348.13	05/06/23
60	307331220	MH	Bartow	FL	Actual/360	4.260%	8,328.82	4,286.22	0.00	N/A	02/06/31	--	2,346,147.00	2,341,860.78	05/06/23
61	324750061	SS	Phoenix	AZ	Actual/360	3.409%	6,463.28	0.00	0.00	N/A	01/06/31	--	2,275,000.00	2,275,000.00	05/06/23
62	300572182	SS	Dunedin	FL	Actual/360	4.500%	8,015.62	0.00	0.00	N/A	04/11/30	--	2,137,500.00	2,137,500.00	05/11/23
63	307331227	RT	Port Wentworth	GA	Actual/360	4.510%	4,510.00	0.00	0.00	N/A	03/06/31	--	1,200,000.00	1,200,000.00	05/06/23
Totals							2,704,352.90	366,449.40	0.00				818,350,029.01	817,983,579.61
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	7,683,634.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	6,059,591.15	4,479,529.48	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3	2,602,101.98	2,177,672.50	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,384,835.46	789,467.92	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5	314,659,269.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	1,327,684.26	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	12,786,325.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,398,306.29	684,622.17	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,036,283.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,759,005.39	0.00	--	--	04/11/23	6,177,997.06	48,468.10	107,080.06	607,303.97	77,012.75	0.00
11	2,660,435.08	591,933.68	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,891,474.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,477,056.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,194,966.64	550,327.39	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	748,515.36	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,495,300.15	542,593.44	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	4,022,502.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	2,183,226.70	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	3,094,831.75	2,047,606.12	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	5,003.26	0.00
21	1,050,101.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,087,796.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	946,305.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,254,634.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,000,277.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	842,002.81	219,012.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	847,351.18	211,837.80	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	922,108.00	254,810.61	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	930,419.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,090,799.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	811,329.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	869,877.59	652,420.06	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	25,395.71	0.00
33	692,580.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,158,582.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	813,511.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	804,286.00	584,338.98	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	559,208.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	694,889.86	170,020.74	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	739,018.00	207,754.11	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	688,188.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	756,250.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	638,865.10	137,379.33	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	193,546.65	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	562,230.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	466,977.82	351,685.37	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
46	466,716.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	466,553.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	423,323.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	556,428.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	370,847.50	86,512.29	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
51	357,662.62	89,415.65	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
52	904,980.82	596,565.82	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
53	396,867.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	438,529.94	111,770.25	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
55	253,961.50	63,490.25	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
56	299,936.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	372,131.32	0.00	--	--	--	0.00	0.00	0.00	0.00	1,810.18	0.00
58	158,080.00	37,389.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
59	338,135.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	312,682.00	75,229.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
61	300,550.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	301,120.85	80,310.70	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
63	114,920.93	85,977.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	398,266,939.13	20,332,644.63				6,177,997.06	48,468.10	107,080.06	607,303.97	109,221.90	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 31

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 21 of 31

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/17/23	0	0.00	0	0.00	1	24,643,427.54	1	24,643,427.54	0	0.00	0	0.00	0	0.00	0	0.00	3.965433%	3.941452%	91
04/17/23	0	0.00	0	0.00	1	24,679,361.74	1	24,679,361.74	0	0.00	0	0.00	0	0.00	0	0.00	3.965569%	3.941581%	92
03/17/23	0	0.00	1	24,711,988.25	0	0.00	1	24,711,988.25	0	0.00	0	0.00	0	0.00	0	0.00	3.965691%	3.941696%	93
02/17/23	1	24,754,008.28	0	0.00	0	0.00	1	24,754,008.28	0	0.00	0	0.00	0	0.00	0	0.00	3.965853%	3.941849%	94
01/18/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.965974%	3.941963%	95
12/16/22	0	0.00	1	24,818,539.28	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.966094%	3.942077%	96
11/18/22	0	0.00	1	24,853,799.71	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.966227%	3.942203%	97
10/17/22	1	24,885,732.76	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.966347%	3.949898%	98
09/16/22	1	24,920,734.65	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.966478%	3.950030%	99
08/17/22	1	3,850,000.00	1	24,952,401.61	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.966596%	3.950148%	100
07/15/22	1	24,983,942.68	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.966713%	3.950265%	101
06/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.966843%	3.950395%	102
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 22 of 31

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
10	301741524	12/06/22	4	6	107,080.06	607,303.97	145,423.67	24,818,539.29	10/13/22	1		01/27/23
Totals					107,080.06	607,303.97	145,423.67	24,818,539.29

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		17,597,412	17,597,412	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		24,500,000	24,500,000	0		0
> 60 Months		775,886,167	751,242,740	0		24,643,428

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-23	817,983,580	793,340,152	0	0	24,643,428	0
Apr-23	818,350,029	793,670,667	0	0	24,679,362	0
Mar-23	818,687,703	793,975,714	0	0	0	24,711,988
Feb-23	819,106,710	794,352,702	0	0	0	24,754,008
Jan-23	819,441,610	819,441,610	0	0	0	0
Dec-22	819,775,285	794,956,745	0	24,818,539	0	0
Nov-22	820,135,384	795,281,584	0	24,853,800	0	0
Oct-22	820,466,520	795,580,787	24,885,733	0	0	0
Sep-22	820,824,171	795,903,437	24,920,735	0	0	0
Aug-22	821,152,787	792,350,386	3,850,000	24,952,402	0	0
Jul-22	821,480,202	796,496,259	24,983,943	0	0	0
Jun-22	821,834,264	821,834,264	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 24 of 31

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
10	301741524	24,643,427.54	24,818,539.29	38,200,000.00	12/14/20	1,741,912.39	1.11000	12/31/22	03/06/31	333
Totals		24,643,427.54	24,818,539.29	38,200,000.00		1,741,912.39

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 31

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
10	301741524	Various	LA	10/13/22	1

SS is negotiating terms of the reinstatement agreement with Borrower. The key conditions of the agreement include payment of the full reinstatement amount, strict compliance with cash management and terms set forth in the Loan agreement., and acknowledgme nt that Borrower affiliate tenant, DIS, will comply with rental obligations. However, should the Borrower fail to bring the Loan current in a timely fashion, SS will direct the Sheriff to seize the properties, appoint the receiver and position the propert ies for sale as part of the Court's approved Foreclosure/Receiver order. The Loan transferred to special servicing effective October 13, 2022, due to Imminent Monetary Default. The Loan remains past due for the January

2023 payment.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 26 of 31

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 31

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 29 of 31

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
10	0.00	0.00	5,141.53	0.00	0.00	23,836.77	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	5,141.53	0.00	0.00	23,836.77	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		28,978.30

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 31 of 31